Schedule of Prepaid Expenses and Deferred Costs (Details) - USD ($)	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020
Prepaid Expenses And Deferred Costs
Prepaid technical consulting services		$ 10,037
Prepaid dues and subscriptions	5,129
Prepaid insurance	7,000	7,000	7,050
Deferred financing costs	94,932
Other	50
Total	$ 107,111	$ 17,037	$ 7,050